Shareholder Report, Holdings (Details) - C000014304	Oct. 31, 2025
FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_90337L108
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_126402106
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.30%
Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	25.00%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%